Events after the reporting date (Details)				12 Months Ended
	Mar. 05, 2021 USD ($) instalment	Mar. 05, 2021 EUR (€) instalment	Feb. 02, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Mar. 31, 2021 USD ($) shares	Mar. 05, 2021 EUR (€)	Dec. 31, 2018 shares	Apr. 14, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					10 years
Shares issued (in shares)				133,934,090	95,587,146			94,732,539
Proceeds received from long-term projects | $				$ 7,600,000
2015 convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notional amount | $									$ 12,000,000
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)			125,248
Number of awards granted, in ADS (in shares)			31,312
Award vesting period			4 years
Granting of shares | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)			96,000
Number of awards granted, in ADS (in shares)			24,000
Major ordinary share transactions | 2015 convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notional amount | $						$ 7,750,000
Borrowings, accrued interest and conversion bonus | $						$ 4,536,438
Shares issued (in shares)						7,227,308
Shares issued, in ADS (in shares)						1,806,827
Government grant advances and loans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instalments | instalment	3	3
Government grant advances and loans | Research Project Financing, BPI France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notional amount	$ 6,890,000						€ 5,615,000
Debt term	33 months	33 months
Government grant advances and loans | Research Project Financing, BPI France | First instalment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds received from long-term projects	$ 1,723,000	€ 1,404,000
Government grant advances and loans | Research Project Financing, BPI France | Second instalment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds received from long-term projects	3,445,000	2,808,000
Government grant advances and loans | Research Project Financing, BPI France | Third instalment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds received from long-term projects	$ 1,722,000	€ 1,403,000